Contract Liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Contract Liabilities [Abstract]
Schedule of Contract Liabilities

The movement in contract liabilities is as follows:

	As of
	June 30, 2025	December 31, 2024
	(Unaudited)	(Audited)
Balance at beginning of the period/year	$-	$14,515
Revenue recognized from contract liabilities in prior period/year	-	(14,515)
Billings in advance of performance obligations	1,926	-
Exchange rate differences	(14)	-
Balance at end of the period/year	$1,912	$-